Summary of significant accounting policies (Details Narrative)	12 Months Ended
	Jun. 30, 2025 USD ($) Integer	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Net loss	$ 3,383,806	$ 15,602,792	$ 3,213,360
Operating activities	4,359,262	6,405,366	$ 2,248,626
Cash	1,034,103
Impairment of property and equipment	0	0
Impairment of long lived assets	0	0
Impairment loss on operating lease right-of-use assets	$ 0	0
Number of operating segments | Integer	2
Number of operating segments | Integer	2
Cash SDIC insured amount	$ 75,000
Cash uninsured amount	$ 670,132	$ 1,367,708
Minimum [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, useful lives	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, useful lives	10 years